Notes on the Consolidated Statements of Operations and Comprehensive Loss - Operating segments (Details) € in Thousands	6 Months Ended
	Jun. 30, 2019 EUR (€) Segment	Jun. 30, 2018 EUR (€)
Disclosure Of Income Statement [Abstract]
Number of reportable segments | Segment	2
Disclosure of operating segments [line items]
Revenue	€ 49,224	€ 53,014
Direct marketing expenses	(28,866)	(32,585)
Contribution	20,358	20,429
Cost of revenue
Data center expenses	(1,464)	(1,545)
Credit card fees	(1,175)	(1,087)
Mobile application processing fees	(1,796)	(2,133)
Gross profit	15,923	15,664
Other income	0	24
Other operating expenses
Sales and marketing expenses	(2,726)	(2,457)
Customer service expenses	(2,293)	(2,348)
Technical operations and development expenses	(4,154)	(3,374)
General and administrative expenses	(11,104)	(9,332)
Operating loss	(4,354)	(1,823)
Interest income and similar income	423	214
Interest expense and similar charges	(542)	(778)
Net finance expenses	(119)	(564)
Loss before taxes	(4,473)	(2,387)
Income tax (expense) benefit	(401)	1,240
Net loss	(4,874)	(1,147)
Revenue realized over time
Disclosure of operating segments [line items]
Revenue	49,224	53,014
North America
Disclosure of operating segments [line items]
Revenue	26,561	22,939
Direct marketing expenses	(16,160)	(14,585)
Contribution	10,401	8,354
North America | Revenue realized over time
Disclosure of operating segments [line items]
Revenue	26,561	22,939
International
Disclosure of operating segments [line items]
Revenue	22,663	30,075
Direct marketing expenses	(12,706)	(18,000)
Contribution	9,957	12,075
International | Revenue realized over time
Disclosure of operating segments [line items]
Revenue	€ 22,663	€ 30,075